Organization and Business Description - Schedule of Consolidated Financial Statements Reflect the Activities of the Company (Details)	12 Months Ended
Mar. 31, 2025
Skyline Group [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Date of incorporation, parent	Jun. 25, 2024
Jurisdiction of formation, parent	Cayman Islands
Percentage of direct/indirect economic ownership, parent	Parent
Principal activities, parent	Investment holding
Skyline Builders (BVI) Holding Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Date of incorporation, subsidiaries	Jun. 27, 2024
Jurisdiction of formation, subsidiaries	British Virgin Islands
Percentage of direct/indirect economic ownership, subsidiaries	100.00%
Principal activities, subsidiaries	Investment holding
Kin Chiu [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Date of incorporation, subsidiaries	Apr. 24, 2012
Jurisdiction of formation, subsidiaries	Hong Kong
Percentage of direct/indirect economic ownership, subsidiaries	100.00%
Principal activities, subsidiaries	Undertaking civil engineering works